Discontinued Operations (Details) (USD $)	12 Months Ended				12 Months Ended													3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Wpx Energy Inc [Member]	Dec. 31, 2011 Exploration and production operations [Member] Natural Gas Reserves [Member] Proved Reserves [Member]	Dec. 31, 2011 Exploration and production operations [Member] Natural Gas Reserves [Member] Probable Reserves [Member] Minimum [Member]	Dec. 31, 2011 Exploration and production operations [Member] Natural Gas Reserves [Member] Probable Reserves [Member] Maximum [Member]	Dec. 31, 2011 Exploration and production operations [Member] Natural Gas Reserves [Member] Possible Reserves [Member] Minimum [Member]	Dec. 31, 2011 Exploration and production operations [Member] Natural Gas Reserves [Member] Possible Reserves [Member] Maximum [Member]	Dec. 31, 2011 Exploration and production operations [Member] Powder River [Member]	Dec. 31, 2011 Exploration and production operations [Member] Barnett Shale [Member]	Dec. 31, 2011 Exploration and production operations [Member] Arkoma [Member]	Dec. 31, 2011 Exploration and production operations [Member] Restructuring Charges [Member]	Dec. 31, 2011 Exploration and production operations [Member] Investment [Member]	Dec. 31, 2011 Exploration and production operations [Member] Investment [Member] Minimum [Member] Wpx Energy Inc [Member]	Dec. 31, 2011 Exploration and production operations [Member] Investment [Member] Maximum [Member] Wpx Energy Inc [Member]	Dec. 31, 2011 Exploration and production operations [Member] Investment [Member] Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member] Wpx Energy Inc [Member]	Mar. 31, 2012 Former Venezuela Operations [Member]	Mar. 31, 2012 Former Venezuela Operations [Member] Minimum [Member]	Mar. 31, 2012 Former Venezuela Operations [Member] Maximum [Member]	Dec. 31, 2011 Former power operations [Member]
Summarized Results of Discontinued Operations
Revenues	$ 0	$ 0	$ 3,997,000,000
Income (loss) from discontinued operations before gain on reconsolidation, impairments, and income taxes	(15,000,000)	(16,000,000)	223,000,000										(42,000,000)
Gain on reconsolidation	0	144,000,000	0
Impairments	0	0	(755,000,000)							(367,000,000)	(180,000,000)	(29,000,000)		(179,000,000)
(Provision) benefit for income taxes	4,000,000	8,000,000	115,000,000																		26,000,000
Income (loss) from discontinued operations	(11,000,000)	136,000,000	(417,000,000)
Income (loss) from discontinued operations
Attributable to noncontrolling interests	0	0	10,000,000
Attributable to The Williams Companies, Inc.	(11,000,000)	136,000,000	(427,000,000)
Textuals [Abstract]
Former Business Ownership Interest			100.00%	100.00%
Cash Payments Received Related To Former Venezuela Operations Settlement																		98,000,000
Cash Installments Related To Former Operations Settlement																		15,000,000
Assets, Fair Value Disclosure [Abstract]
Notes Receivable, Fair Value Disclosure																		88,000,000
Investments, Fair Value Disclosure															$ 4,500,000,000	$ 6,700,000,000	$ 5,500,000,000
Fair Value Inputs [Abstract]
Fair Value Inputs, Discount Rate					11.25%	13.25%	15.25%	15.25%	18.25%									12.00%
Fair Value Inputs, Probability of Default																			15.00%	100.00%
Fair Value Inputs, Control Premium														30.00%